Discontinued operations - Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations (Detail) - Aegon Nederland N.V. [member] - Discontinued operations [member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Demographic actuarial assumptions
Mortality	NL mortality table	NL mortality table
Financial actuarial assumptions
Discount rate	3.61%	1.01%
Salary increase rate	Curve 2022	Curve 2021
Indexation	Percentage is no longer derived	53.05% of curve 2021